Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	$ 4,590
Depreciation expense	2,013	$ 3,338
Ending cost	3,960	4,590
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	537
Ending cost	462	537
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,642
Ending cost	1,910	1,642
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	2,411
Ending cost	1,588	2,411
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	14,913	16,598
Additions	1,202	746
Additions through business acquisitions (note 4)	60	0
Disposals / retirements	0	(2,450)
Foreign currency translation adjustment	466	19
Ending cost	16,641	14,913
Cost | Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,572	1,725
Additions	59	174
Additions through business acquisitions (note 4)	19	0
Disposals / retirements	0	(325)
Foreign currency translation adjustment	96	(2)
Ending cost	1,746	1,572
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	7,359	6,792
Additions	1,143	550
Additions through business acquisitions (note 4)	41	0
Disposals / retirements	0	0
Foreign currency translation adjustment	314	17
Ending cost	8,857	7,359
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	5,982	8,081
Additions	0	22
Additions through business acquisitions (note 4)	0	0
Disposals / retirements	0	(2,125)
Foreign currency translation adjustment	56	4
Ending cost	6,038	5,982
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(10,323)	(7,874)
Depreciation expense	2,013	3,338
Impairment	0	1,556
Disposals / retirements	0	2,450
Foreign currency translation adjustment	(345)	(5)
Ending cost	(12,681)	(10,323)
Accumulated Depreciation | Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(1,035)	(651)
Depreciation expense	170	448
Impairment	0	260
Disposals / retirements	0	325
Foreign currency translation adjustment	(79)	(1)
Ending cost	(1,284)	(1,035)
Accumulated Depreciation | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(5,717)	(3,829)
Depreciation expense	993	1,884
Impairment	0	0
Disposals / retirements	0	0
Foreign currency translation adjustment	(237)	(4)
Ending cost	(6,947)	(5,717)
Accumulated Depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(3,571)	(3,394)
Depreciation expense	850	1,006
Impairment	0	1,296
Disposals / retirements	0	2,125
Foreign currency translation adjustment	(29)	0
Ending cost	$ (4,450)	$ (3,571)